Goodwill (Details) - USD ($)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Restructuring Cost and Reserve [Line Items]
Goodwill		$ 478,657	$ 2,009,769
Shanghai Qishuo [Member]
Restructuring Cost and Reserve [Line Items]
Goodwill	[1]	2,009,769	2,009,769
Impairment of Goodwill		(1,412,700)
Impairment of Goodwill		1,412,700
Impact of exchange rate		(118,412)
Goodwill, net		$ 478,657	$ 2,009,769

[1]	See Note 4 for details.